UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Atherton Lane Advisers, LLC

Address:   3000 Sand Hill Road
           Building 1, Suite 170
           Menlo Park, CA 94025


Form 13F File Number: 28-11768


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. McDonnell, Jr.
Title:  Chief Compliance Officer
Phone:  650-233-1200

Signature,  Place,  and  Date  of  Signing:

/s/ William E. McDonnell, Jr.      Menlo Park, CA                     11/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             127

Form 13F Information Table Value Total:  $    1,202,850
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AT&T INC                       COM            00206R102      428    11,345 SH       SOLE                   11,345      0    0
ABBOTT LABORATORIES            COM            002824100      593     8,651 SH       SOLE                    8,651      0    0
ALTRIA GROUP INC               COM            02209S103      495    14,834 SH       SOLE                   14,834      0    0
AMAZON COM INC                 COM            023135106      454     1,786 SH       SOLE                    1,786      0    0
AMERICAN EXPRESS CO            COM            025816109      979    17,210 SH       SOLE                   17,210      0    0
ANADARKO PETROLEUM CORP        COM            032511107   13,539   193,630 SH       SOLE                  193,630      0    0
APACHE CORP                    COM            037411105      349     4,039 SH       SOLE                    4,039      0    0
APPLE INC                      COM            037833100    3,171     4,754 SH       SOLE                    4,754      0    0
AUTOMATIC DATA PROCESSING INC  COM            053015103      238     4,049 SH       SOLE                    4,049      0    0
B C E INC                      COM NEW        05534B760      257     5,850 SH       SOLE                    5,850      0    0
BP PLC                         SPNSRD ADR     055622104      423     9,991 SH       SOLE                    9,991      0    0
BP PRUDHOE BAY ROYALTY TRUST   UNIT BEN INT   055630107      235     2,500 SH       SOLE                    2,500      0    0
BRE PROPERTIES INC             COM CLASS A    05564E106   17,780   379,195 SH       SOLE                  379,195      0    0
BAIDU INC                      SPNSRD ADR     056752108   13,202   112,942 SH       SOLE                  112,942      0    0
BAKER HUGHES INC               COM            057224107   10,783   238,399 SH       SOLE                  238,399      0    0
BANK AMER CORP                 COM            060505104   17,192 1,946,962 SH       SOLE                1,946,962      0    0
BARRICK GOLD CORP              COM            067901108   26,666   638,549 SH       SOLE                  638,549      0    0
BERKSHIRE HATHAWAY INC         COM CLASS A    084670108      398         3 SH       SOLE                        3      0    0
BERKSHIRE HATHAWAY INC         COM CLASS B    084670702      437     4,957 SH       SOLE                    4,957      0    0
BHP BILLITON LTD               SPNSRD ADR     088606108      204     2,975 SH       SOLE                    2,975      0    0
BOEING COMPANY                 COM            097023105   17,346   249,241 SH       SOLE                  249,241      0    0
BOSTON PROPERTIES INC          COM            101121101   12,954   117,116 SH       SOLE                  117,116      0    0
BRISTOL MYERS SQUIBB CO        COM            110122108   19,686   583,282 SH       SOLE                  583,282      0    0
CNOOC LTD                      SPNSRD ADR     126132109    8,415    41,507 SH       SOLE                   41,507      0    0
CAMDEN PROPERTY TRUST          SH BEN INT     133131102    2,598    40,280 SH       SOLE                   40,280      0    0
CATERPILLAR INC DEL            COM            149123101      545     6,332 SH       SOLE                    6,332      0    0
CHEVRON CORP NEW               COM            166764100    4,114    35,296 SH       SOLE                   35,296      0    0
CHINA MOBILE LTD               SPNSRD ADR     16941M109   16,965   306,447 SH       SOLE                  306,447      0    0
CISCO SYSTEMS INC              COM            17275R102    1,766    92,497 SH       SOLE                   92,497      0    0
CITIGROUP INC                  COM            172967424      273     8,335 SH       SOLE                    8,335      0    0
COACH INC                      COM            189754104   17,630   314,712 SH       SOLE                  314,712      0    0
COCA-COLA COMPANY              COM            191216100   14,233   375,239 SH       SOLE                  375,239      0    0
CONOCOPHILLIPS                 COM            20825C104      299     5,233 SH       SOLE                    5,233      0    0
COSTCO WHSL CORP               COM            22160K105   17,595   175,665 SH       SOLE                  175,665      0    0
DENISON MINES CORP             COM            248356107       15    10,000 SH       SOLE                   10,000      0    0
DEVON ENERGY CORP              COM            25179M103   16,680   275,697 SH       SOLE                  275,697      0    0
DIGITAL REALTY TRUST INC       COM            253868103   21,295   304,862 SH       SOLE                  304,862      0    0
DUKE ENERGY CORP               COM NEW        26441C204      233     3,599 SH       SOLE                    3,599      0    0
EMC CORPORATION MASS           COM            268648102    3,401   124,717 SH       SOLE                  124,717      0    0
EBAY INC                       COM            278642103      218     4,503 SH       SOLE                    4,503      0    0
ECHELON CORP                   COM            27874N105       38    10,000 SH       SOLE                   10,000      0    0
EQUITY RESIDENTIAL             SH BEN INT     29476L107   16,143   280,596 SH       SOLE                  280,596      0    0
EXXON MOBIL CORP               COM            30231G102   20,322   222,216 SH       SOLE                  222,216      0    0
FEDERAL REALTY INVESTMENT TR   SH BEN INT     313747206   12,554   119,226 SH       SOLE                  119,226      0    0
FREEPORT MCMORAN COPPER&GOLD   COM            35671D857   26,329   665,221 SH       SOLE                  665,221      0    0
GENERAL ELEC CO                COM            369604103   22,013   969,299 SH       SOLE                  969,299      0    0
GILEAD SCIENCES INC            COM            375558103      300     4,525 SH       SOLE                    4,525      0    0
GOLDCORP INC                   COM            380956409   25,386   553,669 SH       SOLE                  553,669      0    0
GOOGLE INC                     COM CLASS A    38259P508   25,037    33,184 SH       SOLE                   33,184      0    0
HEALTH CARE REIT INC           COM            42217K106      352     6,100 SH       SOLE                    6,100      0    0
HIGHWOODS PROPERTIES INC       COM            431284108   10,792   330,831 SH       SOLE                  330,831      0    0
HOME DEPOT INC                 COM            437076102   16,752   277,487 SH       SOLE                  277,487      0    0
HONEYWELL INTERNATIONAL INC    COM            438516106   20,724   346,846 SH       SOLE                  346,846      0    0
INTEL CORP                     COM            458140100   24,039 1,061,083 SH       SOLE                1,061,083      0    0
INTERNATIONAL BUSINESS MACHS   COM            459200101    1,532     7,385 SH       SOLE                    7,385      0    0
INTUIT INC                     COM            461202103   13,135   223,088 SH       SOLE                  223,088      0    0
ISHARES GOLD TRUST             ISHARES        464285105      287    16,608 SH       SOLE                   16,608      0    0
ISHARES INC                    MSCI SINGAPO   464286673   41,253 3,076,320 SH       SOLE                3,076,320      0    0
ISHARES INC                    MSCI SKOREA    464286772      251     4,240 SH       SOLE                    4,240      0    0
ISHARES INC                    MSCI HKONG     464286871   29,205 1,604,660 SH       SOLE                1,604,660      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ISHARES TRUST                  DJ SEL DIV IDX 464287168      329     5,710 SH       SOLE                    5,710      0    0
ISHARES TRUST                  FTSE CHINA 25  464287184      442    12,763 SH       SOLE                   12,763      0    0
ISHARES TRUST                  MSCI ASIA EX-J 464288182      604    10,741 SH       SOLE                   10,741      0    0
ISHARES TRUST S&P US PFD STK   S&P US PFD STK 464288687      214     5,358 SH       SOLE                    5,358      0    0
JA SOLAR HOLDINGS              SPNSRD ADR     466090107       13    15,000 SH       SOLE                   15,000      0    0
JPMORGAN CHASE & CO            COM            46625H100   20,080   496,035 SH       SOLE                  496,035      0    0
JOHNSON & JOHNSON              COM            478160104      795    11,542 SH       SOLE                   11,542      0    0
JOY GLOBAL INC                 COM            481165108   16,793   299,560 SH       SOLE                  299,560      0    0
KLA TENCOR CORP                COM            482480100      385     8,060 SH       SOLE                    8,060      0    0
KKR & CO LP                    COM UNITS      48248M102   36,879 2,440,710 SH       SOLE                2,440,710      0    0
LIBERTY PROPERTY TRUST         COM            531172104   13,273   366,243 SH       SOLE                  366,243      0    0
LILLY ELI & COMPANY            COM            532457108   17,322   365,357 SH       SOLE                  365,357      0    0
MACK-CALI REALTY CORP          COM            554489104    8,677   326,195 SH       SOLE                  326,195      0    0
MCDONALDS CORP                 COM            580135101    5,558    60,575 SH       SOLE                   60,575      0    0
MICROSOFT CORP                 COM            594918104    1,307    43,921 SH       SOLE                   43,921      0    0
MONSANTO COMPANY               COM            61166W101      644     7,071 SH       SOLE                    7,071      0    0
MOSAIC CO                      COM            61945C103    7,124   123,662 SH       SOLE                  123,662      0    0
NASDAQ OMX GROUP INC. 2.50%    8/15/13 NOTE   631103AA6    1,154 1,147,000 SH       SOLE                1,147,000      0    0
NETAPP INC                     COM            64110D104      306     9,299 SH       SOLE                    9,299      0    0
NEWMONT MINING CORP            COM            651639106      851    15,199 SH       SOLE                   15,199      0    0
NIKE INC                       COM CLASS B    654106103   15,132   159,435 SH       SOLE                  159,435      0    0
ONEOK PARTNERS LP              UNIT LTD PART  68268N103      298     5,000 SH       SOLE                    5,000      0    0
ORACLE CORP                    COM            68389X105      428    13,615 SH       SOLE                   13,615      0    0
PEPSICO INC                    COM            713448108      588     8,315 SH       SOLE                    8,315      0    0
PETROCHINA CO LTD              COM            71646E100   17,101   132,403 SH       SOLE                  132,403      0    0
PFIZER INC                     COM            717081103    6,813   274,166 SH       SOLE                  274,166      0    0
PHILIP MORRIS INTL INC         COM            718172109    1,401    15,577 SH       SOLE                   15,577      0    0
PIEDMONT OFFICE REALTY TRUST   COM CLASS A    720190206   13,890   801,043 SH       SOLE                  801,043      0    0
PIMCO HIGH INCOME FUND         COM            722014107   22,768 1,626,290 SH       SOLE                1,626,290      0    0
PIMCO CORPORATE OPPTY FUND     COM            72201B101   29,989 1,492,002 SH       SOLE                1,492,002      0    0
PLAINS ALL AMERICAN PIPELINE   COM            726503105      309     3,502 SH       SOLE                    3,502      0    0
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104      846    12,336 SH       SOLE                   12,336      0    0
PRECISION CASTPARTS CORP       COM            740189105      216     1,322 SH       SOLE                    1,322      0    0
PROCTER & GAMBLE CO            COM            742718109    1,809    26,087 SH       SOLE                   26,087      0    0
PROSHARES TR II                ULTRASHT EUR   74347W882   80,234 3,987,787 SH       SOLE                3,987,787      0    0
PUBLIC STORAGE                 COM            74460D109      218     1,564 SH       SOLE                    1,564      0    0
QUALCOMM INC                   COM            747525103   14,488   231,922 SH       SOLE                  231,922      0    0
REALTY INCOME CORP             COM            756109104      368     9,000 SH       SOLE                    9,000      0    0
ROYAL DUTCH SHELL PLC CL A ADR CL A ADR       780259206    1,369    19,727 SH       SOLE                   19,727      0    0
S&P DEPOSITORY RECEIPTS TRUST  TR UNIT        78462F103      963     6,691 SH       SOLE                    6,691      0    0
SPDR GOLD TRUST                GOLD SHS       78463V107   99,356   578,020 SH       SOLE                  578,020      0    0
SPDR S&P MIDCAP 400 ETF TRUST  UNIT SER 1     78467Y107      437     2,430 SH       SOLE                    2,430      0    0
SCHLUMBERGER LIMITED           COM            806857108   19,091   263,940 SH       SOLE                  263,940      0    0
SEMPRA ENERGY                  COM            816851109      237     3,677 SH       SOLE                    3,677      0    0
SIEMENS A G                    SPNSRD ADR     826197501      270     2,700 SH       SOLE                    2,700      0    0
SOUTHERN COMPANY               COM            842587107      210     4,550 SH       SOLE                    4,550      0    0
SOUTHERN COPPER CORP           COM            84265V105      267     7,782 SH       SOLE                    7,782      0    0
STANLEY BLACK & DECKER INC     COM            854502101   18,512   242,774 SH       SOLE                  242,774      0    0
SUNOCO LOGISTICS PARTNERS LP   COM            86764L108      434     9,300 SH       SOLE                    9,300      0    0
3M CO                          COM            88579Y101      284     3,075 SH       SOLE                    3,075      0    0
TIFFANY & CO                   COM NEW        886547108      288     4,650 SH       SOLE                    4,650      0    0
TRANSCANADA CORP               COM            89353D107      228     5,000 SH       SOLE                    5,000      0    0
UDR INC                        COM            902653104   13,838   557,534 SH       SOLE                  557,534      0    0
UNITED PARCEL SERVICE INC      COM            911312106    9,884   138,096 SH       SOLE                  138,096      0    0
VANGUARD SPECIALIZED PORTFOLIO DIV APPR ETF   921908844      209     3,499 SH       SOLE                    3,499      0    0
VANGUARD SCOTTSDALE FDS        SHT TRM CORP   92206C409    2,197    27,350 SH       SOLE                   27,350      0    0
VANGUARD SCOTTSDALE FDS        INT TRM CORP   92206C870   22,092   251,991 SH       SOLE                  251,991      0    0
VANGUARD INDEX FDS             REIT ETF       922908553      400     6,150 SH       SOLE                    6,150      0    0
VERIZON COMMUNICATIONS         COM            92343V104      502    11,010 SH       SOLE                   11,010      0    0
VISA INC                       COM CLASS A    92826C839      793     5,907 SH       SOLE                    5,907      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
WAL MART STORES INC            COM            931142103      217     2,940 SH       SOLE                    2,940      0    0
WASHINGTON REAL ESTATE INV     SH BEN INT     939653101      583    21,735 SH       SOLE                   21,735      0    0
WELLS FARGO & CO               COM            949746101   28,008   811,119 SH       SOLE                  811,119      0    0
WEYERHAEUSER COMPANY           COM            962166104   16,706   639,115 SH       SOLE                  639,115      0    0
YAMANA GOLD INC                COM            98462Y100   17,091   894,361 SH       SOLE                  894,361      0    0
YUM! BRANDS INC                COM            988498101   17,927   270,230 SH       SOLE                  270,230      0    0
TYCO INTERNATIONAL LTD         COM            H89128104      283     5,022 SH       SOLE                    5,022      0    0


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